	RULE ONE FUND
Schedule of Investments				March 31, 2022 (unaudited)
60.82%	COMMON STOCKS					Shares	Fair Value

12.28%	COMMUNICATION SERVICES
	Activision Blizz . . . . . . . . . . . . .		. . . .	. .		. 97,000. .	$ 7,770,670
	Netflix, Inc..* .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. ..	..	.. .. .. .. .. ..			19,000	7,117,210
							14,887,880
3.55%	CONSUMER DISCRETIONARY
	Sturm, Ruger & Co.., Inc.. . . . . . . . . .			. . 61,947. . .			4,312,750
14.72%	CONSUMER STAPLES
	Sanderson Farms, Inc.. . . . . . . . . . . .			. .		. 42,000. .	7,874,580
	Sprouts Farmers Market, Inc..* . . . . . .			. . .312,000			9,977,760
							17,852,340
14.66%	FINANCIALS
	Bank OZK . . . . . . . . . . . . .	. . .		. .		416,269. . . .	.17,774,686. . .
10.39%	INDUSTRIALS
	The Boeing Co..** . . . . . . . . . . . .		. . . . . .			. . 20,000	3,830,000
	Huntington Ingalls Industries, Inc.. . . . .			. .		44,000	8,775,360
							12,605,360
5.22%	REAL ESTATE
	Armada Hoffler Properties, Inc.. . . . . . . . .					433,400	6,327,640
60.82%	TOTAL COMMON STOCKS . . . .	.	. . . . . . .	. . . . . . .			. 73,760,656. . . . . .
0.94%	EXCHANGE TRADED FUND
	iShares Silver Trust ETF* . . . . . . .		. . .	. . .50,000.			1,144,000
0.94%	TOTAL EXCHANGE TRADED FUND . . . .			. .	. . .	. . . . . . . . 1,144,000.
38.06%	MONEY MARKET FUNDS
	Federated Government Obligations
	Fund Institutional Class 0..14%**		. . . .	. . 46,154,550			46,154,550

1

QUARTERLY REPORT

RULE ONE FUND
Schedule of Investments - continued	March 31, 2022 (unaudited)
0.01%	PURCHASED OPTIONS
0.01%	PUT OPTIONS
		Number of	Notional	Exercise Expiration
	Description	Contracts	Amount	Price	Date	Value
	Netflix Inc.. . . .	26	$973,934	$ 250.	.00 7/16/2022	$ 8,996
0.01%	TOTAL PURCHASED OPTIONS . . . . . . .			. . . . . . .	. . . . . . .8,996. . . . . . .

99.83%	TOTAL INVESTMENTS . . . . .		. . . . . . . . . .	. . . . . . . .121,068,202.. . . . . .
0.17%	Other assets, net of liabilities		. . . . . . . . . .	. . . . . . .	. . . . . . .203,509.
100.00%	NET ASSETS		.				. . . .
		. . . . . . . . . . .		. . . . . . . . .$121,271,711. . . .

*Non-income producing

**Effective 7 day yield as of March 31, 2022

2

QUARTERLY REPORT

		RULE ONE FUND
Schedule of Options Written					March 31, 2022 (unaudited)
(0.20%)	OPTIONS WRITTEN
(0.20%)	PUT OPTIONS
		Number of		Notional	Exercise	Expiration
	Description	Contracts		Amount	Price	Date	Value
	Sprouts Farmers
	Market . . . . . .	. .	850	$(2,718,300)	$28. .00	6/18/2022	$(69,700)
	Netflix, Inc.. . . . . .	. .	26	$(973,934)	$310. .00	7/16/2022	(27,560)
	Netflix, Inc.. . . . . .	. .	224	$(8,390,816)	$280. .00	7/16/2022	(142,240)
	Netflix, Inc.. . . . . .	. .	50	$(1,872,950)	$350. .00	4/2/2022	(350)

TOTAL PUT OPTIONS WRITTEN . . . . . . . . . . . . . . . . . . . . . . . . . . .(239,850. . .) . . .

(0.00%) CALL OPTIONS

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
The Boeing Co.. . .	200	$ (3,830,000)	$ 200. .00	4/2/2022	(2,200)
TOTAL CALL OPTIONS WRITTEN		.. .. .. .. .. .. .. .. .. .. .. .. ..	.. .. .. .. .. .. .. .. .. .. .. ..	.. .. .. .. .. .. .. .. .. .. $	(2,200)

(0.20%) TOTAL OPTIONS WRITTEN . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $.(242,050. . ). . . .

3

QUARTERLY REPORT

RULE ONE FUND
Schedule of Options Written - continued	March 31, 2022 (unaudited)

In accordance with U. .S. . GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. . Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. . Level 1 includes quoted prices in active markets for identical securities.. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

The following is a summary of the inputs used to value the Fund’s investment as of March 31, 2022:

			Level 1	Level 2	Level 3
				Other
				Significant	Significant
			Quoted	Observable	Unobservable
Common Stocks . . . .	.		Prices	Inputs	Inputs	Total
		$.73,760,656.		$—	$—	$73,760,656
Exchange Traded Funds . .			1,144,000	—	—	1,144,000
Money Market Funds . . . 46,154,550				—	—	46,154,550
Options Purchased . .	. .		—	8,996	—	8,996
Total Investments . . . .
	.$.121,059,206			$8,996	$—	$121,068,202
Options Written . . . . .	.
		$. .	—	$(242,050)	$—	$(242,050)

The Fund held no Level 3 securities at any time during the period..

There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2022..

At March 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.. Cost of securities for Federal income tax purpose is $104,980,115 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	. . . . .	. . $.16,685,469. . .
Gross unrealized depreciation	. . . . .	. . . .(839,432). .
Net unrealized appreciation . .	. . . .
. . .$ 15,846,037. . .

4

QUARTERLY REPORT